LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
LEASE LIABILITIES
Lease liabilities payable	$ 228,801,000	$ 212,626,000
Less: Amounts due for settlement within one year shown under current liabilities	45,662,000	41,407,000
Amounts due for settlement after one year shown under non-current liabilities	183,139,000	171,219,000
Within one year
LEASE LIABILITIES
Lease liabilities payable	45,662,000	41,407,000
Within a period of more than one year but not exceeding two years
LEASE LIABILITIES
Lease liabilities payable	39,795,000	34,843,000
Within a period of more than two years but not exceeding five years
LEASE LIABILITIES
Lease liabilities payable	78,569,000	73,725,000
Within a period of more than five years
LEASE LIABILITIES
Lease liabilities payable	$ 64,775,000	$ 62,651,000